Deferred Tax Liability - Summary of Deferred Tax Liability Recognized and Movements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Disclosure Detailed Information of Deferred Tax Liability [Line Items]
Opening balance	$ 735	$ 885
Credit to profit or loss (note 11)	(140)	(141)	$ (106)
Reclassified as liabilities associated with assets classified as held for sale (note 15)	(599)
Exchange realignment	4	(9)
Ending balance	$ 0	$ 735	$ 885